FINANCIAL INSTRUMENTS - Narrative (Details)		12 Months Ended
	Sep. 16, 2016 USD ($)	Dec. 31, 2017 USD ($) customer	Dec. 31, 2016 USD ($) customer	Mar. 07, 2018 shares	Dec. 15, 2017 shares	Sep. 15, 2017 shares	Jun. 15, 2017 shares	Mar. 21, 2017 shares	Dec. 15, 2016 shares	Sep. 15, 2016 shares	Jun. 15, 2016 shares	Mar. 21, 2016 shares	Dec. 15, 2015 shares	Sep. 15, 2015 shares	Jun. 15, 2015 shares	Mar. 19, 2015 shares
Disclosure of detailed information about financial instruments [line items]
Number of shares issued (in shares) | shares					58,799,910	59,036,310	59,169,710	59,110,335	59,060,335	58,621,585	58,602,835	58,522,835	58,667,535	59,502,185	59,621,238	60,355,638
Revolving Credit Facility
Disclosure of detailed information about financial instruments [line items]
Unused availability and cash on hand on borrowing facilities		$ 186,600,000	$ 158,200,000
Interest rate swap agreements
Disclosure of detailed information about financial instruments [line items]
Change in fair value of derivatives		$ 2,400,000	$ 200,000
Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis, exchange risk, reasonably possible change in rate, percent		1.00%	1.00%
Reasonably possible change in risk variable, impact on finance costs		$ 500,000	$ 600,000
Raw Material Price
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis, reasonably possible increase in rate, percentage		10.00%	10.00%
Sensitivity analysis, price risk, reasonably possible change in rate, increase in cost of sales		$ 45,200,000	$ 40,000,000
Sensitivity analysis, reasonably possible decrease in rate, percentage		10.00%	10.00%
Sensitivity analysis, price risk, reasonably possible change in rate, decrease in cost of sales		$ 45,200,000	$ 40,000,000
Bottom of range | Currency risk
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis, exchange risk, reasonably possible change in rate, percent		10.00%
Top of range | Currency risk
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis, exchange risk, reasonably possible change in rate, percent		10.00%	10.00%
Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		$ 369,353,000	$ 243,598,000
Financial liabilities at amortised cost, category | Call option redemption liability
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		12,725,000
Fair value through earnings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities			10,020,000
Fair value through earnings | Non-controlling interest put options
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		$ 0	10,020,000
Powerband Acquisition
Disclosure of detailed information about financial instruments [line items]
Non-controlling interest put options	$ 10,200,000		$ 0
Powerband Acquisition | Put Option | September 16, 2019
Disclosure of detailed information about financial instruments [line items]
Option to purchase shares, percentage	50.00%
Option to purchase shares, term	3 years
Powerband Acquisition | Put Option | September 16, 2021
Disclosure of detailed information about financial instruments [line items]
Option to purchase shares, percentage	50.00%
Option to purchase shares, term	5 years
Non-controlling interest put options | Non-controlling interest put options
Disclosure of detailed information about financial instruments [line items]
Discount rate applied to cash flow projections		12.70%
Non-controlling interest put options | Non-controlling interest put options | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Non-controlling interest put options, undiscounted cash flows		$ 4,500,000
Non-controlling interest put options | Non-controlling interest put options | Top of range
Disclosure of detailed information about financial instruments [line items]
Non-controlling interest put options, undiscounted cash flows		$ 7,500,000
Potential ordinary share transactions [member] | Financial liabilities at amortised cost, category | Call option redemption liability
Disclosure of detailed information about financial instruments [line items]
Number of shares issued (in shares) | shares				0
Trade receivables | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Concentration of Risk, Number of Customers | customer		3	2
Concentration of Risk, Risk Benchmark, Percentage		5.00%